DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2014
DERIVATIVE INSTRUMENTS [Abstract]
DERIVATIVE INSTRUMENTS

NOTE            DERIVATIVE INSTRUMENTS
14:-

The fair values of outstanding derivative instruments were as follows:

		Fair value of
		derivative instruments
		December 31,
	Balance sheet location	2014	2013
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other account payables and accrued expenses	$131	$16

Total derivatives designated as hedging instruments		$131	$16

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective
	portion)
	Year ended December 31,
	2014	2013	2012

Foreign exchange contracts	$(33)	$179	$138

Total	$(33)	$179	$138

	Amount of gain (loss) reclassified from accumulated OCI into income
	(effective portion)
	Year ended December 31,
Location	2014	2013	2012

Revenues	$105	$(77)	$156
Operating expenses	(68)	424	(95)

Total	$37	$347	$61

	Gain (loss) recognized in income on derivatives
		December 31,
	Location	2014	2013	2012

Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income (expenses), net	$45	$(3)	$89

Total		$45	$(3)	$89